Long Term Loan to a Third-Party (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Apr. 03, 2023
Long Term Loan to a Third-Party [Abstract]
Lend the borrower			$ 2,000,000
Maturity date			Apr. 03, 2025
Fixed interest rate	4.50%
Interest income	$ 44,877	$ 21,452